5. GROUP STRUCTURE (Details 5) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Revenue	$ 2,836	$ 2,920	$ 2,175
Interest income	96	99	62
Interest expense	299	316	232
Profit before income tax	848	224	402
Income tax	48	17	(26)
Profit for the year	800	287	378
Other comprehensive loss	(35)	5	(11)
Total comprehensive income of the year	765	292	367
Income of the year attributable to non-controlling interest	108	63	92
Comprehensive income of the year attributable to non-controlling interest	93	67	86
Edenor
Disclosure of subsidiaries [line items]
Revenue	1,502	1,484	1,050
Depreciation	(77)	(68)	(57)
Interest income	20	18	12
Interest expense	(113)	(132)	(68)
Profit before income tax	381	164	148
Income tax	(178)	(50)	(14)
Profit for the year	203	114	134
Other comprehensive loss	0	(1)	0
Total comprehensive income of the year	203	113	134
Income of the year attributable to non-controlling interest	98	55	65
Other comprehensive income of the year attributable to non-controlling interest	0	(1)	0
Comprehensive income of the year attributable to non-controlling interest	$ 98	$ 54	$ 65